Financing Receivables net (Details) - Financial Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing receivable beginning	$ 45,374,239	$ 44,783,011
Increase in accrued interest	626,061	1,840,722
Principal and interest derecognized	(46,706,087)
Foreign currency translation adjustment	705,787	(1,249,494)
Financing receivable ending	0	45,374,239
Allowance for credit losses	0	(2,268,712)
Financing s receivable, net	0	43,105,527
Principal [Member]
Financing receivable beginning	40,072,336	41,197,763
Increase in accrued interest	0	0
Principal and interest derecognized	(40,695,652)
Foreign currency translation adjustment	623,316	(1,125,427)
Financing receivable ending	0	40,072,336
Interest [Member]
Financing receivable beginning	5,301,903	3,585,248
Increase in accrued interest	626,061	1,840,722
Principal and interest derecognized	(6,010,435)
Foreign currency translation adjustment	82,471	(124,067)
Financing receivable ending	$ 0	$ 5,301,903